CONCENTRATIONS (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Concentration Risk [Line Items]
Raw materials	$ 254,716	$ 181,488
Vendor One Concentration Risk [Member]
Concentration Risk [Line Items]
Raw materials	142,000	205,000
Vendor Two Concentration Risk [Member]
Concentration Risk [Line Items]
Raw materials	32,000	81,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers in concentration	3	3
Accounts Receivable [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	39.20%	43.00%
Accounts Receivable [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.90%	24.10%
Accounts Receivable [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%	18.10%
Sales Revenue [Member]
Concentration Risk [Line Items]
Number of customers in concentration	2	3
Number of products in concentration	2	2
Sales Revenue [Member] | Customer One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	36.30%	14.30%
Sales Revenue [Member] | Customer Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.40%	12.40%
Sales Revenue [Member] | Customer Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.30%
Sales Revenue [Member] | Fire Ice [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	38.80%	49.90%
Sales Revenue [Member] | Soil 2 O [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	43.50%	50.10%
Sales Revenue [Member] | Paid For Research And Development [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.70%
Inventory purchases [Member] | Vendor One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.80%	52.20%
Raw materials	142,000	205,000
Inventory purchases [Member] | Vendor Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.50%	20.60%
Raw materials	$ 32,000	$ 81,000